RETIREMENT PLANS - Cash Flows (Details) - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2019	Sep. 30, 2017	Dec. 31, 2019
MEDICAL SUBSIDY RECEIPTS
Defined Benefit Plan Expected Future Benefit Payments From Discontinued Operations			$ 2
Pension | United States
MEDICAL SUBSIDY RECEIPTS
Contributions to plan	$ 120	$ 80
Pension | International Pension
MEDICAL SUBSIDY RECEIPTS
Estimated contribution to pension benefit plan during 2020			46
U.S. Pension and Postretirement Health Care Benefits
Estimate of benefits expected to be paid for company's pension and postretirement health care benefit plans:
2020			253
2021			232
2022			263
2023			239
2024			251
2025-2029			$ 1,244